Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) term_loan	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	7
Aggregate principal amount	$ 1,840,070	$ 1,987,558
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,139,209	$ 1,212,504
Long-term Debt | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%